Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report
for the month of January 2009

Collection Period Start	1-Jan-09	Distribution Date	17-Feb-09
Collection Period End	31-Jan-09	30/360 Days	30
Beg. of Interest Period	15-Jan-09	Actual/360 Days	33
End of Interest Period	17-Feb-09

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		550,081,594.75	468,524,104.31	459,024,712.04	0.8344666
Total Securities		550,081,594.75	468,524,104.31	459,024,712.04	0.8344666
Class A-1 Notes	2.814500%	77,100,000.00	0.00	0.00	0.0000000
Class A-2a Notes	4.270000%	98,000,000.00	95,474,947.61	90,093,788.99	0.9193244
Class A-2b Notes	1.883130%	75,000,000.00	73,067,561.95	68,949,328.30	0.9193244
Class A-3a Notes	5.140000%	155,000,000.00	155,000,000.00	155,000,000.00	1.0000000
Class A-3b Notes	2.533130%	70,000,000.00	70,000,000.00	70,000,000.00	1.0000000
Class A-4 Notes	5.560000%	22,724,000.00	0.00	0.00	0.0000000
Certificates and Residual Interest	0.000000%	52,257,594.75	74,981,594.75	74,981,594.75	1.4348459

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	5,381,158.63	339,731.69	54.9097819	3.4666499
Class A-2b Notes	4,118,233.64	126,129.41	54.9097819	1.6817255
Class A-3a Notes	0.00	663,916.67	0.0000000	4.2833334
Class A-3b Notes	0.00	162,542.51	0.0000000	2.3220359
Class A-4 Notes	0.00	0.00	0.0000000	0.0000000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	9,499,392.27	1,292,320.28

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	6,924,660.07
Monthly Interest	2,744,488.41
Total Monthly Payments	9,669,148.48

Interest Rate Cap Payments	0.00

Advances:
Aggregate Monthly Payment Advances	544,272.20
Aggregate Sales Proceeds Advance	268,566.66
Total Advances	812,838.86

Vehicle Disposition Proceeds:
Reallocation Payments	1,360,932.37
Repurchase Payments	18,878.30
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	1,456,044.88
Excess Wear and Tear and Excess Mileage	958.49
Remaining Payoffs	0.00
Net Insurance Proceeds	310,012.93
Residual Value Surplus	5,986.72
Total Collections	13,634,801.03

Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report
for the month of January 2009

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	24,570	522,396,430.37	9.25000%	468,524,104.31
Total Depreciation Received		(7,942,975.47)		(6,186,926.50)
Principal Amount of Gross Losses	(78)	(1,639,942.50)		(1,493,893.54)
Repurchase / Reallocation	(1)	(17,463.62)		(18,878.30)
Early Terminations	(17)	(367,089.32)		(339,516.45)
Scheduled Terminations	(76)	(1,592,396.50)		(1,460,177.48)
Pool Balance - End of Period	24,398	510,836,562.96	9.25000%	459,024,712.04

III. DISTRIBUTIONS

Total Collections					13,634,801.03
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					13,634,801.03

1. Net Swap Payment/Receipts					304,124.65
2. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
3. Reimbursement of Payment Advance					552,830.24
4. Reimbursement of Sales Proceeds Advance					282,153.39
5. Servicing Fee:
Servicing Fee Due					390,436.75
Servicing Fee Paid					390,436.75
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,529,545.03

6. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					339,731.69

Class A-2a Notes Monthly Interest Paid					339,731.69
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					126,129.41

Class A-2b Notes Monthly Interest Paid					126,129.41
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3a Notes Monthly Interest
Class A-3a Notes Interest Carryover Shortfall					0.00
Class A-3a Notes Interest on Interest Carryover Shortfall					0.00
Class A-3a Notes Monthly Available Interest Distribution Amount					663,916.67

Class A-3a Notes Monthly Interest Paid					663,916.67
Chg in Class A-3a Notes Int. Carryover Shortfall					0.00

Class A-3b Notes Monthly Interest
Class A-3b Notes Interest Carryover Shortfall	0.00
Class A-3b Notes Interest on Interest Carryover Shortfall	0.00
Class A-3b Notes Monthly Available Interest Distribution Amount	162,542.51

Class A-3b Notes Monthly Interest Paid	162,542.51
Chg in Class A-3b Notes Int. Carryover Shortfall	0.00

Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report
for the month of January 2009

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	0.00

Class A-4 Notes Monthly Interest Paid	0.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,292,320.28
Total Note and Certificate Monthly Interest Paid	1,292,320.28
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	10,812,935.72

7. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	9,499,392.27

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	9,499,392.27
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

8. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	1,313,543.45

Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report
for the month of January 2009

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		1,375,203.99
Required Reserve Account Amount		49,512,447.84
Beginning Reserve Account Balance		28,625,730.20
Additional Cash Infusion		0.00
Reinvestment Income for the Period		43,722.98
Reserve Fund Available for Distribution		28,669,453.18
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		1,313,543.45
Gross Reserve Account Balance		29,982,996.63
Remaining Available Collections Released to Seller		0.00
Ending Reserve Account Balance		29,982,996.63

V. POOL STATISTICS

Weighted Average Remaining Maturity		19.00
Monthly Prepayment Speed		55%
Lifetime Prepayment Speed		57%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,297,267.98
Securitization Value of Defaulted Receivables and Casualty Receivables	1,493,893.54	78
Aggregate Defaulted and Casualty Gain (Loss)	(196,625.56)
Pool Balance at Beginning of Collection Period	468,524,104.31
Net Loss Ratio	-0.0420%

Cumulative Net Losses for all Periods	0.6726%	3,699,617.32

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	6,716,309.07	347
61-90 Days Delinquent	3,240,054.47	164
91-120+ Days Delinquent	1,381,899.36	70
Total Delinquent Receivables:	11,338,262.90	581
60+ Days Delinquencies as Percentage of Receivables	0.99%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	482,861.00	30
Securitization Value	637,442.65
Aggregate Residual Gain (Loss)	(154,581.65)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	3,522,661.21	219
Cumulative Securitization Value	4,558,854.13
Cumulative Residual Gain (Loss)	(1,036,192.92)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		516,517.66
Reimbursement of Outstanding Advance		282,153.39
Additional Advances for current period		268,566.66
Ending Balance of Residual Advance		502,930.93

Beginning Balance of Payment Advance		1,561,604.70
Reimbursement of Outstanding Payment Advance		552,830.24
Additional Payment Advances for current period		544,272.20
Ending Balance of Payment Advance		1,553,046.66

Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report
for the month of January 2009

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals, substitutions or
repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No